Payments, by Category - 12 months ended Dec. 31, 2024 $ in Thousands	MXN ($)
Payments:
Taxes	$ 179,351,696
Royalties	796,086
Fees	1,345,204
Infrastructure	71,000
Total Payments	$ 181,563,986